Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 75,990	$ 51,319
Short-term investments	52,905	60,347
Accounts receivable, net	53,796	44,358
Prepaid expenses and other current assets	10,269	10,054
Total current assets	192,960	166,078
Property and equipment, net	86,894	32,009
Intangible assets, net	10,279	1,590
Goodwill	5,612	5,363
Other assets	1,564	312
Total assets	297,309	205,352
Current liabilities
Accounts payable	5,989	3,558
Accrued expenses and other current liabilities	28,755	20,713
Deferred revenue	102,740	84,159
Current portion of capital lease obligations	1,180	233
Current portion of long-term debt	187	1,725
Total current liabilities	138,851	110,388
Deferred revenue, net of current portion	16,684	11,189
Long-term capital lease obligations	2,766	245
Construction financing lease obligation	36,776
Other non-current liabilities	5,797	1,538
Total liabilities	200,874	123,360
Commitments and contingencies (Note 15)
Shareholders' equity
Ordinary shares, $0.012 par value, 300,000,000 shares authorized; 57,811,668 and 55,901,996 shares issued and outstanding as of December 31, 2017 and March 31, 2017, respectively	694	671
Additional paid-in capital	202,281	183,752
Accumulated deficit	(99,953)	(94,017)
Accumulated other comprehensive loss	(6,587)	(8,414)
Total shareholders' equity	96,435	81,992
Total liabilities and shareholders' equity	$ 297,309	$ 205,352